Financial Risk Management Objectives and Policies - Schedule of Aggregate Net Foreign Exchange Gains/ Losses Recognized in Profit or Loss (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Risk Management Objectives And Policies [Abstract]
Net foreign exchange gain included in main currencies	€ (29)	€ 2	€ 3
Net foreign exchange gain/ (loss) included in other currencies	3	(1)	2
Net foreign exchange gain included in foreign exchange transactions	10	4	8
Total	€ (16)	€ 5	€ 13